Other Assets (Details) - Schedule of Other Assets ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Other Assets [Abstract]
Prepaid income taxes	₨ 646	$ 8.5	₨ 502
Derivative asset (Note 25)	3,530	46.6	5,786
Interest receivable on term deposits	28	0.4	22
Security deposits	373	4.9	381
Contract acquisition cost	322	4.2	141
Unbilled receivables	253	3.3	223
Other	38	0.5	29
Total	₨ 5,190	$ 68.4	₨ 7,084